Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 260,596	₩ 223,456
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	148,281	191,858
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	22,026	20,393
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	16,709	21,945
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	106,916	65,315
Security services [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	30,597	32,026
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 84,348	₩ 83,777